Invesco Balanced-Risk Retirement 2010 Fund | Summary - Invesco Balanced Risk Retirement 2010 Fund, Class A A5 B C C5 R R5 Y

Statutory Prospectus Supplement dated June 6, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, A5, B, C, C5, R, R5 and Y shares of the Funds listed below:

Invesco Balanced-Risk Retirement Now Fund

Invesco Balanced-Risk Retirement 2010 Fund

Invesco Balanced-Risk Retirement 2020 Fund

Invesco Balanced-Risk Retirement 2030 Fund

Invesco Balanced-Risk Retirement 2040 Fund

Invesco Balanced-Risk Retirement 2050 Fund

Effective June 6, 2011, all references to Invesco Balanced-Risk Retirement 2010 Fund are hereby deleted.

Invesco Balanced-Risk Retirement 2010 Fund | Summary - Invesco Balanced Risk Retirement 2010 Fund, Class Institutional

Statutory Prospectus Supplement dated June 6, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:

Invesco Balanced-Risk Retirement Now Fund

Invesco Balanced-Risk Retirement 2010 Fund

Invesco Balanced-Risk Retirement 2020 Fund

Invesco Balanced-Risk Retirement 2030 Fund

Invesco Balanced-Risk Retirement 2040 Fund

Invesco Balanced-Risk Retirement 2050 Fund

Effective June 6, 2011, all references to Invesco Balanced-Risk Retirement 2010 Fund are hereby deleted.

Invesco Growth Allocation Fund | Summary - Invesco Growth Allocation Fund, Class A, B, C, R And Y

Statutory Prospectus Supplement dated June 6, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:

Invesco Growth Allocation Fund

The following information replaces in its entirety the information appearing under the heading “Fund Summary — Fees and Expenses of the Fund”:

"This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Invesco Growth Allocation Fund Summary - Invesco Growth Allocation Fund, Class A, B, C, R And Y	Class A, Invesco Growth Allocation Fund	Class B, Invesco Growth Allocation Fund	Class C, Invesco Growth Allocation Fund	Class R, Invesco Growth Allocation Fund	Class Y, Invesco Growth Allocation Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Invesco Growth Allocation Fund Summary - Invesco Growth Allocation Fund, Class A, B, C, R And Y		Class A, Invesco Growth Allocation Fund	Class B, Invesco Growth Allocation Fund	Class C, Invesco Growth Allocation Fund	Class R, Invesco Growth Allocation Fund	Class Y, Invesco Growth Allocation Fund
Management Fees		none	none	none	none	none
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none
Other Expenses		0.31%	0.31%	0.31%	0.31%	0.31%
Acquired Fund Fees and Expenses		0.77%	0.77%	0.77%	0.77%	0.77%
Total Annual Fund Operating Expenses	[1]	1.33%	2.08%	2.08%	1.58%	1.08%
Fee Waiver and/or Expense Reimbursement	[2]	0.19%	0.19%	0.19%	0.19%	0.19%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.14%	1.89%	1.89%	1.39%	0.89%
[1]	"Total Annual Fund Operating Expenses" have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.
[2]	Effective June 6, 2011, Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class B, Class C, Class R and Class Y shares to 0.37%, 1.12%, 1.12%, 0.62% and 0.12%, respectively, of average daily net assets. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Invesco Growth Allocation Fund Summary - Invesco Growth Allocation Fund, Class A, B, C, R And Y (USD $)	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Growth Allocation Fund	660	931	1,222	2,048
Class B, Invesco Growth Allocation Fund	692	933	1,301	2,203
Class C, Invesco Growth Allocation Fund	292	633	1,101	2,395
Class R, Invesco Growth Allocation Fund	142	480	842	1,862
Class Y, Invesco Growth Allocation Fund	91	325	577	1,300

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Invesco Growth Allocation Fund Summary - Invesco Growth Allocation Fund, Class A, B, C, R And Y (USD $)	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Growth Allocation Fund	660	931	1,222	2,048
Class B, Invesco Growth Allocation Fund	192	633	1,101	2,203
Class C, Invesco Growth Allocation Fund	192	633	1,101	2,395
Class R, Invesco Growth Allocation Fund	142	480	842	1,862
Class Y, Invesco Growth Allocation Fund	91	325	577	1,300

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio."

The following information is added underneath the last risk appearing under the heading “Fund Summary — Principal Risks of Investing in the Fund”:

“Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by an underlying fund in securities bearing the new, lower interest rates, resulting in a possible decline in an underlying fund’s income and distributions to shareholders.

Concentration Risk. To the extent an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.

Exchange-Traded Notes Risk. Exchange-Traded Notes (ETNs) are subject to credit risk, including the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset.

Master Limited Partnership (MLP) Risk. An MLP is a public limited partnership. Although the characteristics of MLPs closely resemble a traditional limited partnership, a major difference is that MLPs may trade on a public exchange or in the over-the-counter market. The ability to trade on a public exchange or in the over-the-counter market provides a certain amount of liquidity not found in many limited partnership investments. However, MLP interests may be less liquid than conventional publicly traded securities. The risks of investing in an MLP are similar to those of investing in a partnership and include more flexible governance structures, which could result in less protection for the MLP investor in a corporation. Investors in an MLP would normally not be liable for the debts of the MLP beyond the amount that the investor has contributed but investors may not be shielded to the same extent that a shareholder of a corporation would be. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

Tax Risk. If the Internal Revenue Service (IRS) were to change its position, as set out in a number of private letter rulings (which an underlying fund may not cite as precedent), such that an underlying fund’s income from the Subsidiary and commodity-linked notes is not “qualifying income,” the underlying fund may be unable to qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board may authorize a significant change in investment strategy or an underlying fund liquidation.”

The following information is hereby deleted in its entirety under the heading “Fund Summary — Principal Risks of Investing in the Fund”.

“Cash/Cash Equivalent Risk

Dollar Roll Transactions Risk

Foreign Securities Risk

Independent Management of Sector Risk

Issuer-Specific Changes

Market Trading Risk

Mortgage-and Asset-Backed Securities Risk

Prepayment Risk

Reinvestment Risk

REIT Risk/Real Estate Risk

Sector Fund Risk

Short Sales Risk

Value Investing Style Risk”

Invesco Income Allocation Fund | Summary - Invesco Income Allocation Fund, Class A B C R And Y

Statutory Prospectus Supplement dated June 6, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares for the Fund listed below:

Invesco Income Allocation Fund

The following information is added underneath the last risk appearing under the heading “Fund Summary — Principal Risks of Investing in the Fund”:

“Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by an underlying fund in securities bearing the new, lower interest rates, resulting in a possible decline in an underlying fund’s income and distributions to shareholders.

Counterparty Risk. Many of the instruments that an underlying fund expects to hold may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Collateralized Loan Obligations Risk. In addition to the normal interest rate, default and other risks of fixed income securities, collateralized loan obligations carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, an underlying fund may invest in collateralized loan obligations that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.

Convertible Securities Risk. An underlying fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

Credit Linked Notes Risk. Risks of credit linked notes include those risks associated with the underlying reference obligation including but not limited to market risk, interest rate risk, credit risk, default risk and foreign currency risk. In the case of a credit linked note created with credit default swaps, the structure will be “funded” such that the par amount of the security will represent the maximum loss that could be incurred on the investment and no leverage is introduced. An investor in a credit linked note bears counterparty risk or the risk that the issuer of the credit linked note will default or become bankrupt and not make timely payment of principal and interest of the structured security.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Defaulted Securities Risk. Defaulted securities involve the substantial risk that principal will not be repaid. Defaulted securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Floating Rate Risk. Some of the underlying funds may invest in senior secured floating rate loans and debt securities that require collateral. There is a risk that the value of the collateral may not be sufficient to cover the amount owed, collateral securing a loan may be found invalid, and collateral may be used to pay other outstanding obligations of the borrower under applicable law or may be difficult to sell. There is also the risk that the collateral may be difficult to liquidate, or that a majority of the collateral may be illiquid.

Futures Risk. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events.

Income Risk. The income you receive from an underlying fund is based primarily on prevailing interest rates, which can vary widely over the short- and long-term. If interest rates drop, your income from an underlying fund may drop as well.

Master Limited Partnership (MLP) Risk. An MLP is a public limited partnership. Although the characteristics of MLPs closely resemble a traditional limited partnership, a major difference is that MLPs may trade on a public exchange or in the over-the-counter market. The ability to trade on a public exchange or in the over-the-counter market provides a certain amount of liquidity not found in many limited partnership investments. However, MLP interests may be less liquid than conventional publicly traded securities. The risks of investing in an MLP are similar to those of investing in a partnership and include more flexible governance structures, which could result in less protection for the MLP investor in a corporation. Investors in an MLP would normally not be liable for the debts of the MLP beyond the amount that the investor has contributed but investors may not be shielded to the same extent that a shareholder of a corporation would be. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

Small- and Mid-Capitalization Risk. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments in the above factors and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Swaps Risk. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Swaps are subject to credit risk and counterparty risk.”

The following information is hereby deleted in its entirety under the heading “Fund Summary — Principal Risks of Investing in the Fund”.

“Exchange-Traded Funds Risk”

Invesco Moderate Allocation Fund | Summary - Invesco Moderate Allocation Fund, Class A B C R And Y

Statutory Prospectus Supplement dated June 6, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares for the Fund listed below:

Invesco Moderate Allocation Fund

The following information is added underneath the last risk appearing under the heading “Fund Summary — Principal Risks of Investing in the Fund”:

“Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by an underlying fund in securities bearing the new, lower interest rates, resulting in a possible decline in an underlying fund’s income and distributions to shareholders.

Concentration Risk. To the extent an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. An underlying fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.

Exchange-Traded Notes Risk. Exchange-Traded Notes (ETNs) are subject to credit risk, including the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset.

Limited Number of Holdings Risk. An underlying fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of an underlying fund.

Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

Tax Risk. If the Internal Revenue Service (IRS) were to change its position, as set out in a number of private letter rulings (which an underlying fund may not cite as precedent), such that an underlying fund’s income from the Subsidiary and commodity-linked notes is not “qualifying income,” the underlying fund may be unable to qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board may authorize a significant change in investment strategy or an underlying fund liquidation.”

The following information is hereby deleted in its entirety under the heading “Fund Summary — Principal Risks of Investing in the Fund”.

“Active Trading Risk

Cash/Cash Equivalent Risk

Convertible Securities Risk

Debt Securities Risk

Issuer-Specific Changes

Market Trading Risk

Options Risk

Prepayment Risk

REIT Risk/Real Estate Risk

Short Sales Risk

Small- and Mid-Capitalization Risk

Value Investing Style Risk”

Invesco Moderately Conservative Allocation Fund | Summary - Invesco Moderately Conservative Allocation Fund, Class A B C R And Y

Statutory Prospectus Supplement dated June 6, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares for the Fund listed below:

Invesco Moderately Conservative Allocation Fund

The following information is added underneath the last risk appearing under the heading “Fund Summary — Principal Risks of Investing in the Fund”:

“Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by an underlying fund in securities bearing the new, lower interest rates, resulting in a possible decline in an underlying fund’s income and distributions to shareholders.

Concentration Risk. To the extent an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.

Exchange-Traded Notes Risk. Exchange-Traded Notes (ETNs) are subject to credit risk, including the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset.

Limited Number of Holdings Risk. An underlying fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of an underlying fund.

Tax Risk. If the Internal Revenue Service (IRS) were to change its position, as set out in a number of private letter rulings (which an underlying fund may not cite as precedent), such that an underlying fund’s income from the Subsidiary and commodity-linked notes is not “qualifying income,” the underlying fund may be unable to qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board may authorize a significant change in investment strategy or an underlying fund liquidation.”

The following information is hereby deleted in its entirety under the heading “Fund Summary — Principal Risks of Investing in the Fund”.

“Active Trading Risk

Cash/Cash Equivalent Risk

Convertible Securities Risk

Debt Securities Risk

Issuer-Specific Changes

Market Trading Risk

Options Risk

Prepayment Risk

REIT Risk/Real Estate Risk

Short Sales Risk

Small- and Mid-Capitalization Risk

Value Investing Style Risk”

Invesco Growth Allocation Fund

Statutory Prospectus Supplement dated June 6, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class S shares of the Funds listed below:

Invesco Conservative Allocation Fund

Invesco Growth Allocation Fund

Invesco Moderate Allocation Fund

Invesco Moderately Conservative Allocation Fund

Effective June 6, 2011, all references to Invesco Conservative Allocation Fund are hereby deleted.

The following information replaces in its entirety the information appearing under the heading “Fund Summaries — INVESCO GROWTH ALLOCATION FUND — Fees and Expenses of the Fund”:
"This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Invesco Growth Allocation Fund Summary, Invesco Conservative/Growth/Moderate/Moderately Conservative Allocation Fund, Class S Class S, Invesco Growth Allocation Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Invesco Growth Allocation Fund Summary, Invesco Conservative/Growth/Moderate/Moderately Conservative Allocation Fund, Class S Class S, Invesco Growth Allocation Fund
Management Fees		none
Distribution and/or Service (12b-1) Fees		0.15%
Other Expenses		0.31%
Acquired Fund Fees and Expenses		0.77%
Total Annual Fund Operating Expenses	[1]	1.23%
Fee Waiver and/or Expense Reimbursement	[2]	0.19%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.04%
[1]	"Total Annual Fund Operating Expenses" have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.
[2]	Effective June 6, 2011, Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class S shares to 0.27% of average daily net assets. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Invesco Growth Allocation Fund Summary, Invesco Conservative/Growth/Moderate/Moderately Conservative Allocation Fund, Class S Class S, Invesco Growth Allocation Fund	106	372	657	1,472

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio."

The following information is added underneath the last risk appearing under the heading “Fund Summaries — INVESCO GROWTH ALLOCATION FUND — Principal Risks of Investing in the Fund”:

“Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by an underlying fund in securities bearing the new, lower interest rates, resulting in a possible decline in an underlying fund’s income and distributions to shareholders.

Concentration Risk. To the extent an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.

Exchange-Traded Notes Risk. Exchange-Traded Notes (ETNs) are subject to credit risk, including the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset.

Master Limited Partnership (MLP) Risk. An MLP is a public limited partnership. Although the characteristics of MLPs closely resemble a traditional limited partnership, a major difference is that MLPs may trade on a public exchange or in the over-the-counter market. The ability to trade on a public exchange or in the over-the-counter market provides a certain amount of liquidity not found in many limited partnership investments. However, MLP interests may be less liquid than conventional publicly traded securities. The risks of investing in an MLP are similar to those of investing in a partnership and include more flexible governance structures, which could result in less protection for the MLP investor in a corporation. Investors in an MLP would normally not be liable for the debts of the MLP beyond the amount that the investor has contributed but investors may not be shielded to the same extent that a shareholder of a corporation would be. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

Tax Risk. If the Internal Revenue Service (IRS) were to change its position, as set out in a number of private letter rulings (which an underlying fund may not cite as precedent), such that an underlying fund’s income from the Subsidiary and commodity-linked notes is not “qualifying income,” the underlying fund may be unable to qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board may authorize a significant change in investment strategy or an underlying fund liquidation.”

The following information is hereby deleted in its entirety under the heading “Fund Summaries — INVESCO GROWTH ALLOCATION FUND — Principal Risks of Investing in the Fund”.

“Cash/Cash Equivalent Risk

Dollar Roll Transactions Risk

Foreign Securities Risk

Independent Management of Sector Risk

Issuer-Specific Changes

Market Trading Risk

Mortgage-and Asset-Backed Securities Risk

Prepayment Risk

Reinvestment Risk

REIT Risk/Real Estate Risk

Sector Fund Risk

Short Sales Risk

Value Investing Style Risk”

Invesco Moderate Allocation Fund

The following information is added underneath the last risk appearing under the heading “Fund Summaries — INVESCO MODERATE ALLOCATION FUND — Principal Risks of Investing in the Fund”:

“Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by an underlying fund in securities bearing the new, lower interest rates, resulting in a possible decline in an underlying fund’s income and distributions to shareholders.

Concentration Risk. To the extent an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. An underlying fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.

Exchange-Traded Notes Risk. Exchange-Traded Notes (ETNs) are subject to credit risk, including the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset.

Limited Number of Holdings Risk. An underlying fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of an underlying fund.

Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

Tax Risk. If the Internal Revenue Service (IRS) were to change its position, as set out in a number of private letter rulings (which an underlying fund may not cite as precedent), such that an underlying fund’s income from the Subsidiary and commodity-linked notes is not “qualifying income,” the underlying fund may be unable to qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board may authorize a significant change in investment strategy or an underlying fund liquidation.”

The following information is hereby deleted in its entirety under the heading “Fund Summaries — INVESCO MODERATE ALLOCATION FUND — Principal Risk of Investing in the Fund”.

“Active Trading Risk

Cash/Cash Equivalent Risk

Convertible Securities Risk

Debt Securities Risk

Issuer-Specific Changes

Market Trading Risk

Options Risk

Prepayment Risk

REIT Risk/Real Estate Risk

Short Sales Risk

Small- and Mid-Capitalization Risk

Value Investing Style Risk”

Invesco Moderately Conservative Allocation Fund

The following information is added underneath the last risk appearing under the heading “Fund Summaries — INVESCO MODERATELY CONSERVATIVE ALLOCATION FUND — Principal Risks of Investing in the Fund”:

“Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by an underlying fund in securities bearing the new, lower interest rates, resulting in a possible decline in an underlying fund’s income and distributions to shareholders.

Concentration Risk. To the extent an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.

Exchange-Traded Notes Risk. Exchange-Traded Notes (ETNs) are subject to credit risk, including the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset.

Limited Number of Holdings Risk. An underlying fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of an underlying fund.

Tax Risk. If the Internal Revenue Service (IRS) were to change its position, as set out in a number of private letter rulings (which an underlying fund may not cite as precedent), such that an underlying fund’s income from the Subsidiary and commodity-linked notes is not “qualifying income,” the underlying fund may be unable to qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board may authorize a significant change in investment strategy or an underlying fund liquidation.”

The following information is hereby deleted in its entirety under the heading “Fund Summaries — INVESCO MODERATELY CONSERVATIVE ALLOCATION FUND — Principal Risk of Investing in the Fund”.

“Active Trading Risk

Cash/Cash Equivalent Risk

Convertible Securities Risk

Debt Securities Risk

Issuer-Specific Changes

Market Trading Risk

Options Risk

Prepayment Risk

REIT Risk/Real Estate Risk

Short Sales Risk

Small- and Mid-Capitalization Risk

Value Investing Style Risk”

Invesco Growth Allocation Fund

Statutory Prospectus Supplement dated June 6, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:

Invesco Conservative Allocation Fund

Invesco Global Equity Fund

Invesco Growth Allocation Fund

Invesco Income Allocation Fund

Invesco International Allocation Fund

Invesco Mid Cap Core Equity Fund

Invesco Moderate Allocation Fund

Invesco Moderate Growth Allocation Fund

Invesco Moderately Conservative Allocation Fund

Invesco Small Cap Growth Fund

Effective June 6, 2011, all references to Invesco Conservative Allocation Fund and Invesco Moderate Growth Allocation Fund are hereby deleted.

The following information replaces in its entirety the information appearing under the heading “Fund Summaries — INVESCO GROWTH ALLOCATION FUND — Fees and Expenses of the Fund”:
"This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Invesco Growth Allocation Fund Summary - Invesco Conservative/Growth/Income/Moderate/Moderately Conservative Allocation Fund - Class Institutional Class Institutional, Invesco Growth Allocation Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Invesco Growth Allocation Fund Summary - Invesco Conservative/Growth/Income/Moderate/Moderately Conservative Allocation Fund - Class Institutional Class Institutional, Invesco Growth Allocation Fund
Management Fees		none
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.11%
Acquired Fund Fees and Expenses		0.77%
Total Annual Fund Operating Expenses	[1][2]	0.88%
[1]	"Total Annual Fund Operating Expenses" have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.
[2]	Effective June 6, 2011, Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 0.12% of average daily net assets. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Invesco Growth Allocation Fund Summary - Invesco Conservative/Growth/Income/Moderate/Moderately Conservative Allocation Fund - Class Institutional Class Institutional, Invesco Growth Allocation Fund	Institutional Class	90	281	488	1,084

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio."

The following information is added underneath the last risk appearing under the heading “Fund Summaries — INVESCO GROWTH ALLOCATION FUND — Principal Risks of Investing in the Fund”:

“Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by an underlying fund in securities bearing the new, lower interest rates, resulting in a possible decline in an underlying fund’s income and distributions to shareholders.

Concentration Risk. To the extent an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.

Exchange-Traded Notes Risk. Exchange-Traded Notes (ETNs) are subject to credit risk, including the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset.

Master Limited Partnership (MLP) Risk. An MLP is a public limited partnership. Although the characteristics of MLPs closely resemble a traditional limited partnership, a major difference is that MLPs may trade on a public exchange or in the over-the-counter market. The ability to trade on a public exchange or in the over-the-counter market provides a certain amount of liquidity not found in many limited partnership investments. However, MLP interests may be less liquid than conventional publicly traded securities. The risks of investing in an MLP are similar to those of investing in a partnership and include more flexible governance structures, which could result in less protection for the MLP investor in a corporation. Investors in an MLP would normally not be liable for the debts of the MLP beyond the amount that the investor has contributed but investors may not be shielded to the same extent that a shareholder of a corporation would be. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

Tax Risk. If the Internal Revenue Service (IRS) were to change its position, as set out in a number of private letter rulings (which an underlying fund may not cite as precedent), such that an underlying fund’s income from the Subsidiary and commodity-linked notes is not “qualifying income,” the underlying fund may be unable to qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board may authorize a significant change in investment strategy or an underlying fund liquidation.”

The following information is hereby deleted in its entirety under the heading “Fund Summaries — INVESCO GROWTH ALLOCATION FUND — Principal Risks of Investing in the Fund”.

“Cash/Cash Equivalent Risk

Dollar Roll Transactions Risk

Foreign Securities Risk

Independent Management of Sector Risk

Issuer- Specific Changes

Market Trading Risk

Mortgage-and Asset-Backed Securities Risk

Prepayment Risk

Reinvestment Risk

REIT Risk/Real Estate Risk

Sector Fund Risk

Short Sales Risk

Value Investing Style Risk"

Invesco Income Allocation Fund

The following information is added underneath the last risk appearing under the heading “Fund Summaries — INVESCO INCOME ALLOCATION FUND — Principal Risks of Investing in the Fund”:

“Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by an underlying fund in securities bearing the new, lower interest rates, resulting in a possible decline in an underlying fund’s income and distributions to shareholders.

Counterparty Risk. Many of the instruments that an underlying fund expects to hold may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Collateralized Loan Obligations Risk. In addition to the normal interest rate, default and other risks of fixed income securities, collateralized loan obligations carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, an underlying fund may invest in collateralized loan obligations that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.

Convertible Securities Risk. An underlying fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

Credit Linked Notes Risk. Risks of credit linked notes include those risks associated with the underlying reference obligation including but not limited to market risk, interest rate risk, credit risk, default risk and foreign currency risk. In the case of a credit linked note created with credit default swaps, the structure will be “funded” such that the par amount of the security will represent the maximum loss that could be incurred on the investment and no leverage is introduced. An investor in a credit linked note bears counterparty risk or the risk that the issuer of the credit linked note will default or become bankrupt and not make timely payment of principal and interest of the structured security.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Defaulted Securities Risk. Defaulted securities involve the substantial risk that principal will not be repaid. Defaulted securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Floating Rate Risk. Some of the underlying funds may invest in senior secured floating rate loans and debt securities that require collateral. There is a risk that the value of the collateral may not be sufficient to cover the amount owed, collateral securing a loan may be found invalid, and collateral may be used to pay other outstanding obligations of the borrower under applicable law or may be difficult to sell. There is also the risk that the collateral may be difficult to liquidate, or that a majority of the collateral may be illiquid.

Futures Risk. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events.

Income Risk. The income you receive from an underlying fund is based primarily on prevailing interest rates, which can vary widely over the short- and long-term. If interest rates drop, your income from an underlying fund may drop as well.

Master Limited Partnership (MLP) Risk. An MLP is a public limited partnership. Although the characteristics of MLPs closely resemble a traditional limited partnership, a major difference is that MLPs may trade on a public exchange or in the over-the-counter market. The ability to trade on a public exchange or in the over-the-counter market provides a certain amount of liquidity not found in many limited partnership investments. However, MLP interests may be less liquid than conventional publicly traded securities. The risks of investing in an MLP are similar to those of investing in a partnership and include more flexible governance structures, which could result in less protection for the MLP investor in a corporation. Investors in an MLP would normally not be liable for the debts of the MLP beyond the amount that the investor has contributed but investors may not be shielded to the same extent that a shareholder of a corporation would be. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

Small- and Mid-Capitalization Risk. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments in the above factors and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Swaps Risk. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Swaps are subject to credit risk and counterparty risk.”

The following information is hereby deleted in its entirety under the heading “Fund Summaries — INVESCO INCOME ALLOCATION FUND — Principal Risks of Investing in the Fund”.

“Exchange-Traded Funds Risk”

Invesco Moderate Allocation Fund

The following information is added underneath the last risk appearing under the heading “Fund Summaries — INVESCO MODERATE ALLOCATION FUND — Principal Risks of Investing in the Fund”:

“Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by an underlying fund in securities bearing the new, lower interest rates, resulting in a possible decline in an underlying fund’s income and distributions to shareholders.

Concentration Risk. To the extent an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. An underlying fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.

Exchange-Traded Notes Risk. Exchange-Traded Notes (ETNs) are subject to credit risk, including the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset.

Limited Number of Holdings Risk. An underlying fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of an underlying fund.

Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

Tax Risk. If the Internal Revenue Service (IRS) were to change its position, as set out in a number of private letter rulings (which an underlying fund may not cite as precedent), such that an underlying fund’s income from the Subsidiary and commodity-linked notes is not “qualifying income,” the underlying fund may be unable to qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board may authorize a significant change in investment strategy or an underlying fund liquidation.”

The following information is hereby deleted in its entirety under the heading “Fund Summaries — INVESCO MODERATE ALLOCATION FUND — Principal Risk of Investing in the Fund”.

“Active Trading Risk

Cash/Cash Equivalent Risk

Convertible Securities Risk

Debt Securities Risk

Issuer- Specific Changes

Market Trading Risk

Options Risk

Prepayment Risk

REIT Risk/Real Estate Risk

Short Sales Risk

Small- and Mid-Capitalization Risk

Value Investing Style Risk”

Invesco Moderately Conservative Allocation Fund

The following information is added underneath the last risk appearing under the heading “Fund Summaries — INVESCO MODERATELY CONSERVATIVE ALLOCATION FUND — Principal Risks of Investing in the Fund”:

“Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by an underlying fund in securities bearing the new, lower interest rates, resulting in a possible decline in an underlying fund’s income and distributions to shareholders.

Concentration Risk. To the extent an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.

Exchange-Traded Notes Risk. Exchange-Traded Notes (ETNs) are subject to credit risk, including the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset.

Limited Number of Holdings Risk. An underlying fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of an underlying fund.

Tax Risk. If the Internal Revenue Service (IRS) were to change its position, as set out in a number of private letter rulings (which an underlying fund may not cite as precedent), such that an underlying fund’s income from the Subsidiary and commodity-linked notes is not “qualifying income,” the underlying fund may be unable to qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board may authorize a significant change in investment strategy or an underlying fund liquidation.”

The following information is hereby deleted in its entirety under the heading “Fund Summaries — INVESCO MODERATELY CONSERVATIVE ALLOCATION FUND — Principal Risks of Investing in the Fund”.

“Active Trading Risk

Cash/Cash Equivalent Risk

Convertible Securities Risk

Debt Securities Risk

Issuer-Specific Changes

Market Trading Risk

Options Risk

Prepayment Risk

REIT Risk/Real Estate Risk

Short Sales Risk

Small- and Mid-Capitalization Risk

Value Investing Style Risk”

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	AIM GROWTH SERIES (INVESCO GROWTH SERIES)
Central Index Key	dei_EntityCentralIndexKey	0000202032
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 6, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun 6, 2011
Prospectus Date	rr_ProspectusDate	May 2, 2011
Invesco Balanced-Risk Retirement 2010 Fund | Summary - Invesco Balanced Risk Retirement 2010 Fund, Class A A5 B C C5 R R5 Y
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimgs_SupplementTextBlock

Statutory Prospectus Supplement dated June 6, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, A5, B, C, C5, R, R5 and Y shares of the Funds listed below:

Invesco Balanced-Risk Retirement Now Fund

Invesco Balanced-Risk Retirement 2010 Fund

Invesco Balanced-Risk Retirement 2020 Fund

Invesco Balanced-Risk Retirement 2030 Fund

Invesco Balanced-Risk Retirement 2040 Fund

Invesco Balanced-Risk Retirement 2050 Fund

Effective June 6, 2011, all references to Invesco Balanced-Risk Retirement 2010 Fund are hereby deleted.

Invesco Balanced-Risk Retirement 2010 Fund | Summary - Invesco Balanced Risk Retirement 2010 Fund, Class Institutional
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimgs_SupplementTextBlock

Statutory Prospectus Supplement dated June 6, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:

Invesco Balanced-Risk Retirement Now Fund

Invesco Balanced-Risk Retirement 2010 Fund

Invesco Balanced-Risk Retirement 2020 Fund

Invesco Balanced-Risk Retirement 2030 Fund

Invesco Balanced-Risk Retirement 2040 Fund

Invesco Balanced-Risk Retirement 2050 Fund

Effective June 6, 2011, all references to Invesco Balanced-Risk Retirement 2010 Fund are hereby deleted.

Invesco Growth Allocation Fund | Summary - Invesco Growth Allocation Fund, Class A, B, C, R And Y
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimgs_SupplementTextBlock

Statutory Prospectus Supplement dated June 6, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:

Invesco Growth Allocation Fund

Fees and Expenses of the Fund	aimgs_FundFeesAndExpensesAbstract
Supplement Expense Narrative [Text Block]	aimgs_SupplementExpenseNarrativeTextBlock	The following information replaces in its entirety the information appearing under the heading “Fund Summary — Fees and Expenses of the Fund”:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

"This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Expense Breakpoint Discounts	aimgs_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Total Annual Fund Operating Expenses” have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover	aimgs_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio."
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	73.00%
Supplement Risk [Text Block]	aimgs_SupplementRiskTextBlock

The following information is added underneath the last risk appearing under the heading “Fund Summary — Principal Risks of Investing in the Fund”:

“Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by an underlying fund in securities bearing the new, lower interest rates, resulting in a possible decline in an underlying fund’s income and distributions to shareholders.

Concentration Risk. To the extent an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.

Exchange-Traded Notes Risk. Exchange-Traded Notes (ETNs) are subject to credit risk, including the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset.

Master Limited Partnership (MLP) Risk. An MLP is a public limited partnership. Although the characteristics of MLPs closely resemble a traditional limited partnership, a major difference is that MLPs may trade on a public exchange or in the over-the-counter market. The ability to trade on a public exchange or in the over-the-counter market provides a certain amount of liquidity not found in many limited partnership investments. However, MLP interests may be less liquid than conventional publicly traded securities. The risks of investing in an MLP are similar to those of investing in a partnership and include more flexible governance structures, which could result in less protection for the MLP investor in a corporation. Investors in an MLP would normally not be liable for the debts of the MLP beyond the amount that the investor has contributed but investors may not be shielded to the same extent that a shareholder of a corporation would be. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

Tax Risk. If the Internal Revenue Service (IRS) were to change its position, as set out in a number of private letter rulings (which an underlying fund may not cite as precedent), such that an underlying fund’s income from the Subsidiary and commodity-linked notes is not “qualifying income,” the underlying fund may be unable to qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board may authorize a significant change in investment strategy or an underlying fund liquidation.”

The following information is hereby deleted in its entirety under the heading “Fund Summary — Principal Risks of Investing in the Fund”.

“Cash/Cash Equivalent Risk

Dollar Roll Transactions Risk

Foreign Securities Risk

Independent Management of Sector Risk

Issuer-Specific Changes

Market Trading Risk

Mortgage-and Asset-Backed Securities Risk

Prepayment Risk

Reinvestment Risk

REIT Risk/Real Estate Risk

Sector Fund Risk

Short Sales Risk

Value Investing Style Risk”

Invesco Growth Allocation Fund | Summary - Invesco Growth Allocation Fund, Class A, B, C, R And Y | Class A, Invesco Growth Allocation Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.19%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.14%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	660
3 Years	rr_ExpenseExampleYear03	931
5 Years	rr_ExpenseExampleYear05	1,222
10 Years	rr_ExpenseExampleYear10	2,048
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A
1 Year	rr_ExpenseExampleNoRedemptionYear01	660
3 Years	rr_ExpenseExampleNoRedemptionYear03	931
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,222
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,048
Invesco Growth Allocation Fund | Summary - Invesco Growth Allocation Fund, Class A, B, C, R And Y | Class B, Invesco Growth Allocation Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.08%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.19%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.89%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B
1 Year	rr_ExpenseExampleYear01	692
3 Years	rr_ExpenseExampleYear03	933
5 Years	rr_ExpenseExampleYear05	1,301
10 Years	rr_ExpenseExampleYear10	2,203
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B
1 Year	rr_ExpenseExampleNoRedemptionYear01	192
3 Years	rr_ExpenseExampleNoRedemptionYear03	633
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,101
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,203
Invesco Growth Allocation Fund | Summary - Invesco Growth Allocation Fund, Class A, B, C, R And Y | Class C, Invesco Growth Allocation Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.08%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.19%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.89%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	292
3 Years	rr_ExpenseExampleYear03	633
5 Years	rr_ExpenseExampleYear05	1,101
10 Years	rr_ExpenseExampleYear10	2,395
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	192
3 Years	rr_ExpenseExampleNoRedemptionYear03	633
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,101
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,395
Invesco Growth Allocation Fund | Summary - Invesco Growth Allocation Fund, Class A, B, C, R And Y | Class R, Invesco Growth Allocation Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.19%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.39%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R
1 Year	rr_ExpenseExampleYear01	142
3 Years	rr_ExpenseExampleYear03	480
5 Years	rr_ExpenseExampleYear05	842
10 Years	rr_ExpenseExampleYear10	1,862
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class R
1 Year	rr_ExpenseExampleNoRedemptionYear01	142
3 Years	rr_ExpenseExampleNoRedemptionYear03	480
5 Years	rr_ExpenseExampleNoRedemptionYear05	842
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,862
Invesco Growth Allocation Fund | Summary - Invesco Growth Allocation Fund, Class A, B, C, R And Y | Class Y, Invesco Growth Allocation Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Y
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.19%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.89%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Y
1 Year	rr_ExpenseExampleYear01	91
3 Years	rr_ExpenseExampleYear03	325
5 Years	rr_ExpenseExampleYear05	577
10 Years	rr_ExpenseExampleYear10	1,300
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class Y
1 Year	rr_ExpenseExampleNoRedemptionYear01	91
3 Years	rr_ExpenseExampleNoRedemptionYear03	325
5 Years	rr_ExpenseExampleNoRedemptionYear05	577
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,300
Invesco Growth Allocation Fund | Summary, Invesco Conservative/Growth/Moderate/Moderately Conservative Allocation Fund, Class S
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimgs_SupplementTextBlock

Statutory Prospectus Supplement dated June 6, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class S shares of the Funds listed below:

Invesco Conservative Allocation Fund

Invesco Growth Allocation Fund

Invesco Moderate Allocation Fund

Invesco Moderately Conservative Allocation Fund

Effective June 6, 2011, all references to Invesco Conservative Allocation Fund are hereby deleted.

Fees and Expenses of the Fund	aimgs_FundFeesAndExpensesAbstract
Supplement Expense Narrative [Text Block]	aimgs_SupplementExpenseNarrativeTextBlock	The following information replaces in its entirety the information appearing under the heading “Fund Summaries — INVESCO GROWTH ALLOCATION FUND — Fees and Expenses of the Fund”:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	"This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Total Annual Fund Operating Expenses" have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover	aimgs_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio."
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	73.00%
Supplement Risk [Text Block]	aimgs_SupplementRiskTextBlock

The following information is added underneath the last risk appearing under the heading “Fund Summaries — INVESCO GROWTH ALLOCATION FUND — Principal Risks of Investing in the Fund”:

“Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by an underlying fund in securities bearing the new, lower interest rates, resulting in a possible decline in an underlying fund’s income and distributions to shareholders.

Concentration Risk. To the extent an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.

Exchange-Traded Notes Risk. Exchange-Traded Notes (ETNs) are subject to credit risk, including the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset.

Master Limited Partnership (MLP) Risk. An MLP is a public limited partnership. Although the characteristics of MLPs closely resemble a traditional limited partnership, a major difference is that MLPs may trade on a public exchange or in the over-the-counter market. The ability to trade on a public exchange or in the over-the-counter market provides a certain amount of liquidity not found in many limited partnership investments. However, MLP interests may be less liquid than conventional publicly traded securities. The risks of investing in an MLP are similar to those of investing in a partnership and include more flexible governance structures, which could result in less protection for the MLP investor in a corporation. Investors in an MLP would normally not be liable for the debts of the MLP beyond the amount that the investor has contributed but investors may not be shielded to the same extent that a shareholder of a corporation would be. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

Tax Risk. If the Internal Revenue Service (IRS) were to change its position, as set out in a number of private letter rulings (which an underlying fund may not cite as precedent), such that an underlying fund’s income from the Subsidiary and commodity-linked notes is not “qualifying income,” the underlying fund may be unable to qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board may authorize a significant change in investment strategy or an underlying fund liquidation.”

The following information is hereby deleted in its entirety under the heading “Fund Summaries — INVESCO GROWTH ALLOCATION FUND — Principal Risks of Investing in the Fund”.

“Cash/Cash Equivalent Risk

Dollar Roll Transactions Risk

Foreign Securities Risk

Independent Management of Sector Risk

Issuer-Specific Changes

Market Trading Risk

Mortgage-and Asset-Backed Securities Risk

Prepayment Risk

Reinvestment Risk

REIT Risk/Real Estate Risk

Sector Fund Risk

Short Sales Risk

Value Investing Style Risk”

Invesco Growth Allocation Fund | Summary, Invesco Conservative/Growth/Moderate/Moderately Conservative Allocation Fund, Class S | Class S, Invesco Growth Allocation Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: S
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.19%	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.04%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class S
1 Year	rr_ExpenseExampleYear01	106
3 Years	rr_ExpenseExampleYear03	372
5 Years	rr_ExpenseExampleYear05	657
10 Years	rr_ExpenseExampleYear10	1,472
Invesco Growth Allocation Fund | Summary - Invesco Conservative/Growth/Income/Moderate/Moderately Conservative Allocation Fund - Class Institutional
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimgs_SupplementTextBlock

Statutory Prospectus Supplement dated June 6, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:

Invesco Conservative Allocation Fund

Invesco Global Equity Fund

Invesco Growth Allocation Fund

Invesco Income Allocation Fund

Invesco International Allocation Fund

Invesco Mid Cap Core Equity Fund

Invesco Moderate Allocation Fund

Invesco Moderate Growth Allocation Fund

Invesco Moderately Conservative Allocation Fund

Invesco Small Cap Growth Fund

Effective June 6, 2011, all references to Invesco Conservative Allocation Fund and Invesco Moderate Growth Allocation Fund are hereby deleted.

Fees and Expenses of the Fund	aimgs_FundFeesAndExpensesAbstract
Supplement Expense Narrative [Text Block]	aimgs_SupplementExpenseNarrativeTextBlock	The following information replaces in its entirety the information appearing under the heading “Fund Summaries — INVESCO GROWTH ALLOCATION FUND — Fees and Expenses of the Fund”:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	"This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Total Annual Fund Operating Expenses" have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover	aimgs_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio."
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	73.00%
Supplement Risk [Text Block]	aimgs_SupplementRiskTextBlock

The following information is added underneath the last risk appearing under the heading “Fund Summaries — INVESCO GROWTH ALLOCATION FUND — Principal Risks of Investing in the Fund”:

“Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by an underlying fund in securities bearing the new, lower interest rates, resulting in a possible decline in an underlying fund’s income and distributions to shareholders.

Concentration Risk. To the extent an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.

Exchange-Traded Notes Risk. Exchange-Traded Notes (ETNs) are subject to credit risk, including the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset.

Master Limited Partnership (MLP) Risk. An MLP is a public limited partnership. Although the characteristics of MLPs closely resemble a traditional limited partnership, a major difference is that MLPs may trade on a public exchange or in the over-the-counter market. The ability to trade on a public exchange or in the over-the-counter market provides a certain amount of liquidity not found in many limited partnership investments. However, MLP interests may be less liquid than conventional publicly traded securities. The risks of investing in an MLP are similar to those of investing in a partnership and include more flexible governance structures, which could result in less protection for the MLP investor in a corporation. Investors in an MLP would normally not be liable for the debts of the MLP beyond the amount that the investor has contributed but investors may not be shielded to the same extent that a shareholder of a corporation would be. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

Tax Risk. If the Internal Revenue Service (IRS) were to change its position, as set out in a number of private letter rulings (which an underlying fund may not cite as precedent), such that an underlying fund’s income from the Subsidiary and commodity-linked notes is not “qualifying income,” the underlying fund may be unable to qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board may authorize a significant change in investment strategy or an underlying fund liquidation.”

The following information is hereby deleted in its entirety under the heading “Fund Summaries — INVESCO GROWTH ALLOCATION FUND — Principal Risks of Investing in the Fund”.

“Cash/Cash Equivalent Risk

Dollar Roll Transactions Risk

Foreign Securities Risk

Independent Management of Sector Risk

Issuer- Specific Changes

Market Trading Risk

Mortgage-and Asset-Backed Securities Risk

Prepayment Risk

Reinvestment Risk

REIT Risk/Real Estate Risk

Sector Fund Risk

Short Sales Risk

Value Investing Style Risk"

Invesco Growth Allocation Fund | Summary - Invesco Conservative/Growth/Income/Moderate/Moderately Conservative Allocation Fund - Class Institutional | Class Institutional, Invesco Growth Allocation Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: Institutional
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%	[1],[4]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Class
1 Year	rr_ExpenseExampleYear01	90
3 Years	rr_ExpenseExampleYear03	281
5 Years	rr_ExpenseExampleYear05	488
10 Years	rr_ExpenseExampleYear10	1,084
Invesco Income Allocation Fund | Summary - Invesco Income Allocation Fund, Class A B C R And Y
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimgs_SupplementTextBlock

Statutory Prospectus Supplement dated June 6, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares for the Fund listed below:

Invesco Income Allocation Fund

Portfolio Turnover	aimgs_PortfolioTurnoverAltAbstract
Supplement Risk [Text Block]	aimgs_SupplementRiskTextBlock

The following information is added underneath the last risk appearing under the heading “Fund Summary — Principal Risks of Investing in the Fund”:

“Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by an underlying fund in securities bearing the new, lower interest rates, resulting in a possible decline in an underlying fund’s income and distributions to shareholders.

Counterparty Risk. Many of the instruments that an underlying fund expects to hold may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Collateralized Loan Obligations Risk. In addition to the normal interest rate, default and other risks of fixed income securities, collateralized loan obligations carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, an underlying fund may invest in collateralized loan obligations that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.

Convertible Securities Risk. An underlying fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

Credit Linked Notes Risk. Risks of credit linked notes include those risks associated with the underlying reference obligation including but not limited to market risk, interest rate risk, credit risk, default risk and foreign currency risk. In the case of a credit linked note created with credit default swaps, the structure will be “funded” such that the par amount of the security will represent the maximum loss that could be incurred on the investment and no leverage is introduced. An investor in a credit linked note bears counterparty risk or the risk that the issuer of the credit linked note will default or become bankrupt and not make timely payment of principal and interest of the structured security.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Defaulted Securities Risk. Defaulted securities involve the substantial risk that principal will not be repaid. Defaulted securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Floating Rate Risk. Some of the underlying funds may invest in senior secured floating rate loans and debt securities that require collateral. There is a risk that the value of the collateral may not be sufficient to cover the amount owed, collateral securing a loan may be found invalid, and collateral may be used to pay other outstanding obligations of the borrower under applicable law or may be difficult to sell. There is also the risk that the collateral may be difficult to liquidate, or that a majority of the collateral may be illiquid.

Futures Risk. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events.

Income Risk. The income you receive from an underlying fund is based primarily on prevailing interest rates, which can vary widely over the short- and long-term. If interest rates drop, your income from an underlying fund may drop as well.

Master Limited Partnership (MLP) Risk. An MLP is a public limited partnership. Although the characteristics of MLPs closely resemble a traditional limited partnership, a major difference is that MLPs may trade on a public exchange or in the over-the-counter market. The ability to trade on a public exchange or in the over-the-counter market provides a certain amount of liquidity not found in many limited partnership investments. However, MLP interests may be less liquid than conventional publicly traded securities. The risks of investing in an MLP are similar to those of investing in a partnership and include more flexible governance structures, which could result in less protection for the MLP investor in a corporation. Investors in an MLP would normally not be liable for the debts of the MLP beyond the amount that the investor has contributed but investors may not be shielded to the same extent that a shareholder of a corporation would be. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

Small- and Mid-Capitalization Risk. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments in the above factors and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Swaps Risk. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Swaps are subject to credit risk and counterparty risk.”

The following information is hereby deleted in its entirety under the heading “Fund Summary — Principal Risks of Investing in the Fund”.

“Exchange-Traded Funds Risk”

Invesco Income Allocation Fund | Summary - Invesco Conservative/Growth/Income/Moderate/Moderately Conservative Allocation Fund - Class Institutional
Portfolio Turnover	aimgs_PortfolioTurnoverAltAbstract
Supplement Risk [Text Block]	aimgs_SupplementRiskTextBlock

The following information is added underneath the last risk appearing under the heading “Fund Summaries — INVESCO INCOME ALLOCATION FUND — Principal Risks of Investing in the Fund”:

“Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by an underlying fund in securities bearing the new, lower interest rates, resulting in a possible decline in an underlying fund’s income and distributions to shareholders.

Counterparty Risk. Many of the instruments that an underlying fund expects to hold may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Collateralized Loan Obligations Risk. In addition to the normal interest rate, default and other risks of fixed income securities, collateralized loan obligations carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, an underlying fund may invest in collateralized loan obligations that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.

Convertible Securities Risk. An underlying fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

Credit Linked Notes Risk. Risks of credit linked notes include those risks associated with the underlying reference obligation including but not limited to market risk, interest rate risk, credit risk, default risk and foreign currency risk. In the case of a credit linked note created with credit default swaps, the structure will be “funded” such that the par amount of the security will represent the maximum loss that could be incurred on the investment and no leverage is introduced. An investor in a credit linked note bears counterparty risk or the risk that the issuer of the credit linked note will default or become bankrupt and not make timely payment of principal and interest of the structured security.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Defaulted Securities Risk. Defaulted securities involve the substantial risk that principal will not be repaid. Defaulted securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Floating Rate Risk. Some of the underlying funds may invest in senior secured floating rate loans and debt securities that require collateral. There is a risk that the value of the collateral may not be sufficient to cover the amount owed, collateral securing a loan may be found invalid, and collateral may be used to pay other outstanding obligations of the borrower under applicable law or may be difficult to sell. There is also the risk that the collateral may be difficult to liquidate, or that a majority of the collateral may be illiquid.

Futures Risk. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events.

Income Risk. The income you receive from an underlying fund is based primarily on prevailing interest rates, which can vary widely over the short- and long-term. If interest rates drop, your income from an underlying fund may drop as well.

Master Limited Partnership (MLP) Risk. An MLP is a public limited partnership. Although the characteristics of MLPs closely resemble a traditional limited partnership, a major difference is that MLPs may trade on a public exchange or in the over-the-counter market. The ability to trade on a public exchange or in the over-the-counter market provides a certain amount of liquidity not found in many limited partnership investments. However, MLP interests may be less liquid than conventional publicly traded securities. The risks of investing in an MLP are similar to those of investing in a partnership and include more flexible governance structures, which could result in less protection for the MLP investor in a corporation. Investors in an MLP would normally not be liable for the debts of the MLP beyond the amount that the investor has contributed but investors may not be shielded to the same extent that a shareholder of a corporation would be. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

Small- and Mid-Capitalization Risk. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments in the above factors and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Swaps Risk. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Swaps are subject to credit risk and counterparty risk.”

The following information is hereby deleted in its entirety under the heading “Fund Summaries — INVESCO INCOME ALLOCATION FUND — Principal Risks of Investing in the Fund”.

“Exchange-Traded Funds Risk”

Invesco Moderate Allocation Fund | Summary - Invesco Moderate Allocation Fund, Class A B C R And Y
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimgs_SupplementTextBlock

Statutory Prospectus Supplement dated June 6, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares for the Fund listed below:

Invesco Moderate Allocation Fund

Portfolio Turnover	aimgs_PortfolioTurnoverAltAbstract
Supplement Risk [Text Block]	aimgs_SupplementRiskTextBlock

The following information is added underneath the last risk appearing under the heading “Fund Summary — Principal Risks of Investing in the Fund”:

“Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by an underlying fund in securities bearing the new, lower interest rates, resulting in a possible decline in an underlying fund’s income and distributions to shareholders.

Concentration Risk. To the extent an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. An underlying fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.

Exchange-Traded Notes Risk. Exchange-Traded Notes (ETNs) are subject to credit risk, including the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset.

Limited Number of Holdings Risk. An underlying fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of an underlying fund.

Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

Tax Risk. If the Internal Revenue Service (IRS) were to change its position, as set out in a number of private letter rulings (which an underlying fund may not cite as precedent), such that an underlying fund’s income from the Subsidiary and commodity-linked notes is not “qualifying income,” the underlying fund may be unable to qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board may authorize a significant change in investment strategy or an underlying fund liquidation.”

The following information is hereby deleted in its entirety under the heading “Fund Summary — Principal Risks of Investing in the Fund”.

“Active Trading Risk

Cash/Cash Equivalent Risk

Convertible Securities Risk

Debt Securities Risk

Issuer-Specific Changes

Market Trading Risk

Options Risk

Prepayment Risk

REIT Risk/Real Estate Risk

Short Sales Risk

Small- and Mid-Capitalization Risk

Value Investing Style Risk”

Invesco Moderate Allocation Fund | Summary, Invesco Conservative/Growth/Moderate/Moderately Conservative Allocation Fund, Class S
Portfolio Turnover	aimgs_PortfolioTurnoverAltAbstract
Supplement Risk [Text Block]	aimgs_SupplementRiskTextBlock

The following information is added underneath the last risk appearing under the heading “Fund Summaries — INVESCO MODERATE ALLOCATION FUND — Principal Risks of Investing in the Fund”:

“Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by an underlying fund in securities bearing the new, lower interest rates, resulting in a possible decline in an underlying fund’s income and distributions to shareholders.

Concentration Risk. To the extent an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. An underlying fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.

Exchange-Traded Notes Risk. Exchange-Traded Notes (ETNs) are subject to credit risk, including the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset.

Limited Number of Holdings Risk. An underlying fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of an underlying fund.

Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

Tax Risk. If the Internal Revenue Service (IRS) were to change its position, as set out in a number of private letter rulings (which an underlying fund may not cite as precedent), such that an underlying fund’s income from the Subsidiary and commodity-linked notes is not “qualifying income,” the underlying fund may be unable to qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board may authorize a significant change in investment strategy or an underlying fund liquidation.”

The following information is hereby deleted in its entirety under the heading “Fund Summaries — INVESCO MODERATE ALLOCATION FUND — Principal Risk of Investing in the Fund”.

“Active Trading Risk

Cash/Cash Equivalent Risk

Convertible Securities Risk

Debt Securities Risk

Issuer-Specific Changes

Market Trading Risk

Options Risk

Prepayment Risk

REIT Risk/Real Estate Risk

Short Sales Risk

Small- and Mid-Capitalization Risk

Value Investing Style Risk”

Invesco Moderate Allocation Fund | Summary - Invesco Conservative/Growth/Income/Moderate/Moderately Conservative Allocation Fund - Class Institutional
Portfolio Turnover	aimgs_PortfolioTurnoverAltAbstract
Supplement Risk [Text Block]	aimgs_SupplementRiskTextBlock

The following information is added underneath the last risk appearing under the heading “Fund Summaries — INVESCO MODERATE ALLOCATION FUND — Principal Risks of Investing in the Fund”:

“Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by an underlying fund in securities bearing the new, lower interest rates, resulting in a possible decline in an underlying fund’s income and distributions to shareholders.

Concentration Risk. To the extent an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. An underlying fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.

Exchange-Traded Notes Risk. Exchange-Traded Notes (ETNs) are subject to credit risk, including the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset.

Limited Number of Holdings Risk. An underlying fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of an underlying fund.

Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

Tax Risk. If the Internal Revenue Service (IRS) were to change its position, as set out in a number of private letter rulings (which an underlying fund may not cite as precedent), such that an underlying fund’s income from the Subsidiary and commodity-linked notes is not “qualifying income,” the underlying fund may be unable to qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board may authorize a significant change in investment strategy or an underlying fund liquidation.”

The following information is hereby deleted in its entirety under the heading “Fund Summaries — INVESCO MODERATE ALLOCATION FUND — Principal Risk of Investing in the Fund”.

“Active Trading Risk

Cash/Cash Equivalent Risk

Convertible Securities Risk

Debt Securities Risk

Issuer- Specific Changes

Market Trading Risk

Options Risk

Prepayment Risk

REIT Risk/Real Estate Risk

Short Sales Risk

Small- and Mid-Capitalization Risk

Value Investing Style Risk”

Invesco Moderately Conservative Allocation Fund | Summary - Invesco Moderately Conservative Allocation Fund, Class A B C R And Y
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimgs_SupplementTextBlock

Statutory Prospectus Supplement dated June 6, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares for the Fund listed below:

Invesco Moderately Conservative Allocation Fund

Portfolio Turnover	aimgs_PortfolioTurnoverAltAbstract
Supplement Risk [Text Block]	aimgs_SupplementRiskTextBlock

The following information is added underneath the last risk appearing under the heading “Fund Summary — Principal Risks of Investing in the Fund”:

“Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by an underlying fund in securities bearing the new, lower interest rates, resulting in a possible decline in an underlying fund’s income and distributions to shareholders.

Concentration Risk. To the extent an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.

Exchange-Traded Notes Risk. Exchange-Traded Notes (ETNs) are subject to credit risk, including the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset.

Limited Number of Holdings Risk. An underlying fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of an underlying fund.

Tax Risk. If the Internal Revenue Service (IRS) were to change its position, as set out in a number of private letter rulings (which an underlying fund may not cite as precedent), such that an underlying fund’s income from the Subsidiary and commodity-linked notes is not “qualifying income,” the underlying fund may be unable to qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board may authorize a significant change in investment strategy or an underlying fund liquidation.”

The following information is hereby deleted in its entirety under the heading “Fund Summary — Principal Risks of Investing in the Fund”.

“Active Trading Risk

Cash/Cash Equivalent Risk

Convertible Securities Risk

Debt Securities Risk

Issuer-Specific Changes

Market Trading Risk

Options Risk

Prepayment Risk

REIT Risk/Real Estate Risk

Short Sales Risk

Small- and Mid-Capitalization Risk

Value Investing Style Risk”

Invesco Moderately Conservative Allocation Fund | Summary, Invesco Conservative/Growth/Moderate/Moderately Conservative Allocation Fund, Class S
Portfolio Turnover	aimgs_PortfolioTurnoverAltAbstract
Supplement Risk [Text Block]	aimgs_SupplementRiskTextBlock

The following information is added underneath the last risk appearing under the heading “Fund Summaries — INVESCO MODERATELY CONSERVATIVE ALLOCATION FUND — Principal Risks of Investing in the Fund”:

“Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by an underlying fund in securities bearing the new, lower interest rates, resulting in a possible decline in an underlying fund’s income and distributions to shareholders.

Concentration Risk. To the extent an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.

Exchange-Traded Notes Risk. Exchange-Traded Notes (ETNs) are subject to credit risk, including the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset.

Limited Number of Holdings Risk. An underlying fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of an underlying fund.

Tax Risk. If the Internal Revenue Service (IRS) were to change its position, as set out in a number of private letter rulings (which an underlying fund may not cite as precedent), such that an underlying fund’s income from the Subsidiary and commodity-linked notes is not “qualifying income,” the underlying fund may be unable to qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board may authorize a significant change in investment strategy or an underlying fund liquidation.”

The following information is hereby deleted in its entirety under the heading “Fund Summaries — INVESCO MODERATELY CONSERVATIVE ALLOCATION FUND — Principal Risk of Investing in the Fund”.

“Active Trading Risk

Cash/Cash Equivalent Risk

Convertible Securities Risk

Debt Securities Risk

Issuer-Specific Changes

Market Trading Risk

Options Risk

Prepayment Risk

REIT Risk/Real Estate Risk

Short Sales Risk

Small- and Mid-Capitalization Risk

Value Investing Style Risk”

Invesco Moderately Conservative Allocation Fund | Summary - Invesco Conservative/Growth/Income/Moderate/Moderately Conservative Allocation Fund - Class Institutional
Portfolio Turnover	aimgs_PortfolioTurnoverAltAbstract
Supplement Risk [Text Block]	aimgs_SupplementRiskTextBlock

The following information is added underneath the last risk appearing under the heading “Fund Summaries — INVESCO MODERATELY CONSERVATIVE ALLOCATION FUND — Principal Risks of Investing in the Fund”:

“Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by an underlying fund in securities bearing the new, lower interest rates, resulting in a possible decline in an underlying fund’s income and distributions to shareholders.

Concentration Risk. To the extent an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.

Exchange-Traded Notes Risk. Exchange-Traded Notes (ETNs) are subject to credit risk, including the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset.

Limited Number of Holdings Risk. An underlying fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of an underlying fund.

Tax Risk. If the Internal Revenue Service (IRS) were to change its position, as set out in a number of private letter rulings (which an underlying fund may not cite as precedent), such that an underlying fund’s income from the Subsidiary and commodity-linked notes is not “qualifying income,” the underlying fund may be unable to qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board may authorize a significant change in investment strategy or an underlying fund liquidation.”

The following information is hereby deleted in its entirety under the heading “Fund Summaries — INVESCO MODERATELY CONSERVATIVE ALLOCATION FUND — Principal Risks of Investing in the Fund”.

“Active Trading Risk

Cash/Cash Equivalent Risk

Convertible Securities Risk

Debt Securities Risk

Issuer-Specific Changes

Market Trading Risk

Options Risk

Prepayment Risk

REIT Risk/Real Estate Risk

Short Sales Risk

Small- and Mid-Capitalization Risk

Value Investing Style Risk”

[1]	"Total Annual Fund Operating Expenses" have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.
[2]	Effective June 6, 2011, Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class B, Class C, Class R and Class Y shares to 0.37%, 1.12%, 1.12%, 0.62% and 0.12%, respectively, of average daily net assets. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.
[3]	Effective June 6, 2011, Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class S shares to 0.27% of average daily net assets. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.
[4]	Effective June 6, 2011, Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 0.12% of average daily net assets. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.